united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

17605 Wright Street, Suit 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Wendy Wang, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2612

Date of fiscal year end: 8/31

Date of reporting period: 11/30/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Anchor Tactical Credit Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2017
Shares			Value
	EXCHANGE TRADED FUNDS - 85.7%
	ASSET ALLOCATION FUND - 6.2%
95,500	SPDR Bloomberg Barclays Convertible Securities		$4,932,575
	TOTAL ASSET ALLOCATION FUND (Cost - $4,833,016)

	DEBT FUNDS - 67.9%
293,000	iShares iBoxx $ High Yield Corporate Bond ETF		25,719,540
775,000	SPDR Bloomberg Barclays High Yield Bond ETF		28,628,500
	TOTAL DEBT FUNDS (COST - $54,240,700)		54,348,040

	EQUITY FUND - 11.6%
60,000	PowerShares QQQ Trust Series 1		9,309,000
	TOTAL EQUITY FUND (Cost - $9,154,554)

	TOTAL EXCHANGE TRADED FUNDS (Cost - $68,228,270)		68,589,615

	MUTUAL FUND - 15.2%
	DEBT FUND - 15.2%
1,177,625	Fidelity Capital & Income Fund		12,129,539
	TOTAL MUTUAL FUND (Cost - $12,000,000)

	TOTAL INVESTMENTS (Cost - $80,228,270) (a) - 100.9%		$80,719,154
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.9) %		(677,688)
	NET ASSETS - 100.0%		$80,041,466

ETF - Exchange Traded Fund
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $80,876,897 and differs from value by unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$490,884
		Unrealized Depreciation:	(648,627)
		Net Unrealized Depreciation:	$(157,743)

Anchor Tactical Equity Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2017
Shares			Value
	EXCHANGE TRADED FUNDS - 95.5%
	EQUITY FUNDS - 95.5%
350,000	Powershares QQQ Trust Series 1		$54,302,500
45,000	SPDR S&P 500 ETF Trust		11,925,450
	TOTAL EXCHANGE TRADED FUNDS (Cost - $64,919,133)		66,227,950

	TOTAL INVESTMENTS (Cost - $64,919,133) (a) - 95.5%		$66,227,950
	CASH & OTHER ASSETS LESS LIABILITIES - 4.5%		3,120,047
	NET ASSETS - 100.0%		$69,347,997

ETF - Exchange Traded Fund
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $64,919,133 and differs from value by unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$1,308,817
		Unrealized Depreciation:	-
		Net Unrealized Appreciation:	$1,308,817

Anchor Tactical Municipal Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2017
Shares		Value
	CLOSED-END FUNDS - 5.6%
	DEBT FUNDS - 5.6%
67,296	BlackRock Municipal Intermediate Duration Fund, Inc.	$943,490
42,660	Nuveen AMT-Free Municipal Credit Income Fund	651,845
28,209	Nuveen Municipal Credit Income Fund	428,213
42,768	Nuveen Municipal High Income Opportunity Fund	579,934
66,973	Nuveen New York AMT-Free Quality Municipal Income Fund	865,961
	TOTAL CLOSED-END FUNDS (Cost - $3,532,254)	3,469,443

	EXCHANGE TRADED FUND -6.0%
	DEBT FUNDS - 6.0%
34,000	iShares National Muni Bond ETF	3,741,360
	TOTAL EXCHANGE TRADED FUND (Cost - $3,705,235)	3,741,360

	MUTUAL FUNDS - 89.4%
	DEBT FUNDS - 89.4%
903,076	American Century High Yield Municipal Fund - Investor Class	8,705,654
1,912,823	Goldman Sachs High Yield Municipal Fund - Institutional Class	18,095,307
919,688	Lord Abbett National Tax-Free Income Fund - Class I	10,392,474
1,070,820	Nuveen High Yield Municipal Bond Fund - Class I	18,514,478
	TOTAL MUTUAL FUNDS (Cost - $54,879,161)	55,707,913

	TOTAL INVESTMENTS (Cost - $62,116,650) (a) - 101.0%	$62,918,716
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0) %	(643,003)
	NET ASSETS - 100.0%	$62,275,713

ETF - Exchange Traded Fund
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $62,116,650 and differs from value by unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$864,877
	Unrealized Depreciation:	(62,811)
	Net Unrealized Appreciation:	$802,066

Anchor Tactical Real Estate Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2017
Shares		Value
	EXCHANGE TRADED FUNDS - 85.5%
	EQUITY FUNDS - 85.5%
50,000	iShares Mortgage Real Estate Capped ETF	$2,281,500
300,000	iShares U.S. Home Construction ETF	12,855,000
475,835	iShares U.S. Real Estate ETF	39,004,195
75,000	VanEck Vectors Mortgage REIT Income ETF	1,803,375
400,000	Vanguard REIT ETF	33,756,000
	TOTAL EXCHANGE TRADED FUNDS (Cost - $85,936,817)	89,700,070

	TOTAL INVESTMENTS (Cost - $85,936,817) (a) - 85.5%	$89,700,070
	CASH AND OTHER ASSETS LESS LIABILITIES - 14.5%	15,180,618
	NET ASSETS - 100.0%	$104,880,688

ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $85,960,409 and differs from value by unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$3,996,314
	Unrealized Depreciation:	(256,653)
	Net Unrealized Appreciation:	$3,739,661

Anchor Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
November 30, 2017
The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”). The Funds are investment companies and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust's Board of Trustees (the "Board"). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm , valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2017 for the Fund's assets measured at fair value:

Anchor Tactical Credit Strategies Fund
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$68,589,615	$-	$-	$68,589,615
Mutual Fund	12,129,539	-	-	12,129,539
Total	$80,719,154	$-	$-	80,719,154

Anchor Tactical Equity Strategies Fund
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$66,227,950	$-	$-	$66,227,950
Total	$66,227,950	$-	$-	$66,227,950

Anchor Tactical Municipal Strategies Fund
Assets	Level 1	Level 2	Level 3	Total
Closed End Funds	$3,469,443	$-	$-	$3,469,443
Exchange Traded Fund	3,741,360	-	-	3,741,360
Mutual Funds	55,707,913	-	-	55,707,913
Total	$62,918,716	$-	$-	$62,918,716

Anchor Tactical Real Estate Fund
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$89,700,070	$-	$-	$89,700,070
Total	$89,700,070	$-	$-	$89,700,070

The Funds did not hold any Level 2 or Level 3 securities during the period presented.
There were no transfers between any Level during the period ended November 30, 2017.
It is the Funds' policy to record transfers into or out of any Level at the end of the reporting period.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust IV

By

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 1/26/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 1/26/18

By

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 1/26/18